CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Net sales	$ 8,230,670	$ 7,895,089	$ 7,220,719
Cost of products sold	6,898,819	6,560,976	5,981,977
Gross Profit	1,331,851	1,334,113	1,238,742
Selling, general and administrative	605,868	618,586	605,293
Equity in earnings of affiliates	38,691	26,757	13,126
Operating Income	764,674	742,284	646,575
Other income and expense:
Interest and investment income (loss)	6,520	(786)	4,565
Interest expense	(12,859)	(22,662)	(26,589)
Earnings Before Income Taxes	758,335	718,836	624,551
Provision for income taxes	253,374	239,640	224,775
Net Earnings	504,961	479,196	399,776
Less: Net earnings attributable to noncontrolling interest	4,911	5,001	4,189
Net Earnings Attributable to Hormel Foods Corporation	$ 500,050	$ 474,195	$ 395,587
Net Earnings Per Share:
Basic (in dollars per share)	$ 1.90	$ 1.78	$ 1.48
Diluted (in dollars per share)	$ 1.86	$ 1.74	$ 1.46
Weighted-Average Shares Outstanding:
Basic (in shares)	263,466	266,394	266,732
Diluted (in shares)	268,891	271,915	270,698